United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2008

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, January 14, 2009

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      223     7830 SH       Sole                     7830
Adobe Systems, Inc.            COM              00724F101      588    27600 SH       Sole                    27600
Alberto-Culver Co.             COM              013078100    11554   471400 SH       Sole                   471400
Anadarko Petroleum             COM              032511107     9171   237900 SH       Sole                   237900
Bayou Bend Petroleum           COM              073014102      102   700000 SH       Sole                   700000
Ecolab Inc.                    COM              278865100    10861   309000 SH       Sole                   309000
Exelon Corp.                   COM              30161N101       89     1600 SH       Sole                     1600
Fastenal Co.                   COM              311900104    10615   304600 SH       Sole                   304600
Gardner Denver, Inc.           COM              365558105    10057   430900 SH       Sole                   430900
General Electric Co            COM              369604103      400    24700 SH       Sole                    24700
Goldcorp Inc.                  COM              380956409    14337   454700 SH       Sole                   454700
Hathor Exploration             COM              419018106     1269   540000 SH       Sole                   540000
Henry Schein Inc.              COM              806407102     7085   193100 SH       Sole                   193100
Japan Small Cap. Fd            COM              47109U104      290    40000 SH       Sole                    40000
Linear Technology              COM              535678106    13199   596685 SH       Sole                   596685
Mettler-Toledo Int'l           COM              592688105    12431   184430 SH       Sole                   184430
Microsoft Corp.                COM              594918104      369    19000 SH       Sole                    19000
Paychex, Inc.                  COM              704326107    11232   427400 SH       Sole                   427400
Portfolio Recovery             COM              73640Q105     3778   111650 SH       Sole                   111650
Robert Half Int'l              COM              770323103    11878   570500 SH       Sole                   570500
Rollins, Inc.                  COM              775711104    10438   577300 SH       Sole                   577300
St. Mary Land & Exp.           COM              792228108    16103   792875 SH       Sole                   792875
Sysco Corp.                    COM              871829107    10846   472800 SH       Sole                   472800
Thompson Creek Mtls            COM              884768102      128    32000 SH       Sole                    32000
Waters Corporation             COM              941848103     9478   258613 SH       Sole                   258613